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[Aeltus Logo]                                            10 State Square
                                                         Hartford, CT 06103-3602



                                                         ELLEN VALVO
                                                         Paralegal
                                                         ARS Law, SH11
December 13, 1999                                        (860)275-2166
                                                         Fax: (860)275-2158



U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    AETNA SERIES FUND, INC.
       FILES NOS. 33-41694 AND 811-6352
       RULE 497(j) FILING

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), this is to certify that the Supplements to the Class A, B, C and I Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A ("Post-Effective Amendment No. 36") of Aetna Series Fund, Inc. (the "Fund") that would be filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 36.

If you have any questions regarding this submission, please contact the undersigned at (860)275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo